<CENTER> UNITED STATES SECURITIES AND EXCHANGE COMMISSION
<CENTER> WASHINGTON, DC 20549

<CENTER> FORM 13F

<CENTER> FORM 13F COVER PAGE

<CENTER> REPORT OF THE CALENDAR YEAR ENDED:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:  ______

This Amendment (Check only one):  [  ]  is a restatement
                                  [  ]  adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:        Chapter IV Investors, LLC
Address:     301 South Tryon Street, Suite 1850
             Charlotte, NC 28202

13F File Number:  028-12694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

PERSON SIGNING THE REPORT ON BEHALF OF REPORTING MANAGER:

Name:        Kimberly Sturkey
Title:       Chief Financial Officer
Phone:       (704) 644-4072

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/  Kimberly Sturkey    Charlotte, NC               11/14/2008
-----------------------  -------------------------  ----------------------------
Signature                Place                       Date

REPORT TYPE:

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
NONE
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

<CENTER> FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:  $201,123
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NONE
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

<CENTER> FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
---------------------  --------  --------  ---------  -------------------------  ----------  --------  ---------------------
                       TITLE OF             VALUE     SHARES OR                  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X $1000)   PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
---------------------  --------  --------  ---------  --------- ------ --------  ----------  --------  --------- ------ ----
Exterran Holdings Inc. COM	 30225X103 $  11,985	375,000	Sh		 SOLE			 375,000
Interface, Inc.	       CL A      458665106 $   9,096    800,000 Sh               SOLE                    800,000
Lamar Advertising      CL A      512815101 $  15,445    500,000 Sh               SOLE                    500,000
Martin Marietta Matls  COM       573284106 $  58,230    520,000 Sh               SOLE                    520,000
Pool Corporation       COM       73278L105 $  12,132    520,000 Sh               SOLE                    520,000
Rock-Tenn Company      CL A      772739207 $  14,069    351,900 Sh               SOLE                    351,900
Ruddick Corp           COM       781258108 $  11,031    339,950 Sh               SOLE                    339,950
Sealed Air Corp        COM       81211K100 $  31,885  1,450,000 Sh               SOLE                  1,450,000
Vulcan Matls Co        COM       929160109 $  37,250    500,000 Sh               SOLE                    500,000

                                           ---------
Total Value:                               $ 201,123
                                           ---------